Hedge accounting (Tables)	12 Months Ended
Dec. 31, 2024
Notes Hedge Accounting Tables [Line Items]
All hedges: designated hedging instruments and hedge ineffectiveness

All hedges: designated hedging instruments

and hedge ineffectiveness
As of or for the year ended
31.12.24
Notional
amount
Carrying amount
Changes in

fair value of
hedging
instruments
1
Changes in
fair value of
hedged
items
1
Hedge
ineffectiveness
recognized in the
income statement USD m
Derivative
financial
assets
Derivative
financial
liabilities
Interest rate risk
Fair value hedges 227,737 25 10 (718) 676 (43)
Cash flow hedges 88,256 1 0 (1,458) 1,453 (5)
Foreign exchange risk
Fair value hedges
2
51,562 566 1,153 (749) 721 (28)
Hedges of net investments in foreign operations 20,454 670 1 1,345 (1,340) 4
As of or for the year ended
31.12.23
Notional
amount
Carrying amount
Changes in

fair value of
hedging
instruments
1
Changes in
fair value of
hedged
items
1
Hedge
ineffectiveness
recognized in the
income statement USD m
Derivative
financial
assets
Derivative
financial
liabilities
Interest rate risk
Fair value hedges 114,618 0 0 2,203 (2,195) 8
Cash flow hedges 83,333 3 0 (35) 57 22
Foreign exchange risk
Fair value hedges 2 33,877 468 291 132 (151) (19)
Hedges of net investments in foreign operations 13,260 3 455 (910) 912 3
1 Amounts used as the basis

for recognizing hedge ineffectiveness for the period.

2 The foreign currency basis spread of cross-currency swaps designated as hedging derivatives is excluded from the hedge

accounting
designation and accounted for as a cost of hedging with amounts deferred in Other comprehensive income within Equity.

Fair value hedges: designated hedged items recognized on balance sheet

Fair value hedges: designated hedged items

recognized on balance sheet
1
USD m 31.12.24 31.12.23
Interest rate
risk FX risk
Interest rate
risk FX risk
Loans and advances to customers
Carrying amount of designated loans 58,439 15,296
of which: accumulated amount of fair value hedge adjustment 373 (508)
of which: accumulated amount of fair value hedge adjustment subject to amortization attributable to the
portion of the portfolio that ceased to be part of hedge

accounting
(176) (179)
Other financial assets measured at amortized cost – debt securities
Carrying amount of designated debt securities 9,125 6,333

of which: accumulated amount of fair value hedge adjustment
(348) (109)
Customer deposits
Carrying amount of customer deposits 13,031 8,972

of which: accumulated amount of fair value hedge adjustment
(18) 50
Funding from UBS Group AG and its subsidiaries
Carrying amount of designated debt instruments 105,470 15,419 63,760 17,693 of which: accumulated amount of fair value hedge adjustment
(5,820) (3,174)
Debt issued measured at amortized cost
Carrying amount of designated debt issued 39,731 21,047 15,243 4,636 of which: accumulated amount of fair value hedge adjustment
31 (412)
1

In addition, as of 31 December 2024 UBS

AG designated in fair value hedges of

FX risk USD
15 bn (31 December 2023 USD 12
bn) of intragroup debt instruments that are

not recognized on consolidated balance
sheet but FX gains and losses on these instruments impact consolidated profit or loss.

Fair value hedges: profile of the timing of the nominal amount of the hedging instrument

Fair value hedges: profile of the timing of the

nominal amount of the hedging instrument

31.12.24
USD bn
Due within
1 month
Due between
1 and 3 months
Due between
3 and 12 months
Due between
1 and 5 years
Due after
5 years Total
Interest rate swaps 3 9 38 115 64 228
Cross-currency swaps

1 0 5 36 9 52
31.12.23
USD bn
Due within
1 month
Due between
1 and 3 months
Due between
3 and 12 months
Due between
1 and 5 years
Due after
5 years Total
Interest rate swaps 1 6 12 62 35 115
Cross-currency swaps

1 2 2 22 7 34

Cash flow hedge reserve on a pre-tax basis

Cash flow hedge reserve on a pre-tax basis

USD m
31.12.24 31.12.23
Amounts related to hedge relationships for which hedge

accounting continues to be applied
(2,514) (2,349)
Amounts related to hedge relationships for which hedge

accounting is no longer applied
(714) (1,331)
Total other comprehensive income recognized directly in equity related to cash flow hedges, on a pre-tax basis (3,228) (3,680)

Foreign currency translation reserve on a pre-tax basis

Foreign currency translation reserve on a pre-tax basis
USD m
31.12.24 31.12.23
Amounts related to hedge relationships for which hedge

accounting continues to be applied
639 (690)
Amounts related to hedge relationships for which hedge

accounting is no longer applied
266 266
Total other comprehensive income recognized directly in equity related to hedging instruments designated as net investment hedges, on a pre-tax
basis 904 (424)